Consolidated statement of comprehensive income - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income
Revenue from contracts with customers	$ 356,973,000	$ 366,043,000	$ 424,977,000
Cash management income and bank interest	386,000	6,703,000	1,801,000
Foreign exchange gains/(losses)	12,100,000	1,992,000	(1,453,000)
Third-party share of gains relating to interests in consolidated entities	(11,904,000)	(72,818,000)	(101,094,000)
Operating expenses - general	(86,589,000)	(78,402,000)	(66,119,000)
Operating expenses - legal finance non-cash accrual	(6,920,000)	(31,312,000)
Operating expenses - case-related expenditures ineligible for inclusion in asset cost	(4,841,000)	(11,246,000)	(5,712,000)
Operating expenses - equity and listing related	(7,907,000)	(1,754,000)
Amortization of intangible asset	(8,703,000)	(9,495,000)	(9,494,000)
Operating profit	242,013,000	233,834,000	343,652,000
Finance costs	(40,298,000)	(39,622,000)	(38,538,000)
Profit for the year before taxation	201,715,000	194,212,000	305,114,000
Taxation (expense)/credit	(36,937,000)	(13,417,000)	12,463,000
Profit for the year after taxation	164,778,000	180,795,000	317,577,000
Other comprehensive income that may be reclassified to profit or loss in subsequent periods
Exchange differences on translation of foreign operations on consolidation	(10,206,000)	(17,525,000)	24,701,000
Total comprehensive income for the year	$ 154,572,000	$ 163,270,000	$ 342,278,000
Basic profit per ordinary share	$ 75.30	$ 82.70	$ 150.70
Diluted profit per ordinary share	74.90	82.30	150.30
Basic comprehensive income per ordinary share	70.60	74.70	162.40
Diluted comprehensive income per ordinary share	$ 70.20	$ 74.30	$ 162.00
Capital provision income
Income
Revenue from contracts with customers	$ 338,700,000	$ 409,328,000	$ 501,976,000
Asset management income
Income
Revenue from contracts with customers	15,106,000	15,160,000	11,691,000
Insurance income
Income
Revenue from contracts with customers	1,781,000	3,545,000	10,406,000
Services income
Income
Revenue from contracts with customers	$ 804,000	$ 2,133,000	$ 1,650,000